Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
The following is a summary of the activity in the goodwill balance for the years ended December 31, 2015 and 2014 (in millions):

Goodwill balance at January 1, 2014	$9,189
Acquisitions	461
Foreign currency translation	(43)
De-consolidation of Euronext and NYSE Technologies (Note 16)	(1,071)
Other activity, net	(1)
Goodwill balance at December 31, 2014	8,535
Acquisitions	3,589
Foreign currency translation	(39)
Other activity, net	(6)
Goodwill balance at December 31, 2015	$12,079

The following is a summary of the activity in the other intangible assets balance for the years ended December 31, 2015 and 2014 (in millions):

Other intangible assets balance at January 1, 2014	$9,323
Acquisitions	125
Foreign currency translation	(38)
De-consolidation of Euronext and NYSE Technologies (Note 16)	(1,479)
Amortization of other intangible assets	(151)
Other intangible assets balance at December 31, 2014	7,780
Acquisitions	3,163
Foreign currency translation	(25)
Amortization of other intangible assets	(160)
Other intangible assets balance at December 31, 2015	$10,758

We completed the Interactive Data and Trayport acquisitions during the year ended December 31, 2015, completed the SuperDerivatives, ICE Futures Singapore, ICE Clear Netherlands and True Office acquisitions and purchased certain patent rights during the year ended December 31, 2014, and completed the NYSE and ICE Endex acquisitions during the year ended December 31, 2013 (Note 3). The foreign currency translation adjustments in the tables above result from a portion of our goodwill and other intangible assets being held at our U.K., continental Europe and Canadian subsidiaries, some of whose functional currencies are not the U.S. dollar.
Other intangible assets and the related accumulated amortization consisted of the following as of December 31, 2015 and 2014 (in millions, except years):

	As of December 31,		Useful Life (Years)
	2015	2014
Customer relationships	$3,952	$1,254	3 to 25
Technology	391	211	2.5 to 11
Trading products with finite lives	237	262	20
Russell licensing rights	184	184	10
Data/databases	76	—	4
Market data provider relationships	11	—	20
Non-compete agreements	37	34	1 to 5
Other	53	19	1 to 5
	4,941	1,964
Less accumulated amortization	(703)	(568)
Total finite-lived intangible assets, net	4,238	1,396
Exchange registrations, licenses and contracts with indefinite lives	6,086	6,096
Trade names and trademarks with indefinite lives	297	280
In-process research and development	129	—
Other	8	8
Total indefinite-lived intangible assets	6,520	6,384
Total other intangible assets, net	$10,758	$7,780

For the years ended December 31, 2015, 2014 and 2013, amortization of other intangible assets was $160 million, $151 million and $76 million, respectively. Collectively, the remaining weighted average useful lives of the finite-lived intangible assets is 20.3 years as of December 31, 2015. We expect future amortization expense from the finite-lived intangible assets as of December 31, 2015 to be as follows (in millions):

2016	$318
2017	277
2018	263
2019	244
2020	211
Thereafter	2,925
$4,238